5. Accounts Receivable (Details Narrative) (Accounts Receivable [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Retail Energy Services
Concentration risk percentage	44.00%	87.00%
Wholesale Trading
Concentration risk percentage	21.00%	0.00%